Commitments and Contingencies	6 Months Ended
Jun. 30, 2021
Disclosure of commitments and contingent liabilities [text block] [Abstract]
COMMITMENTS AND CONTINGENCIES
22.	COMMITMENTS AND CONTINGENCIES

Executives/directors agreements

The Company has several employment agreements with executives and directors with the latest expiring in 2024. All agreements provide for automatic renewal options with varying terms of one year or three years unless terminated by either party. Future payments for employment agreements as of June 30, 2021, are as follows:

Amount
Twelve months ending June 30:
2022	$1,048,214
2023	740,372
2024	110,000
Total minimum payment required	$1,898,586

Contracted expenditure commitments

The Company’s contracted expenditures commitments as of June 30, 2021 but not provided in the consolidated financial statements are as follows:

		Payments Due by Period
			Less than	1-3	4-5	More than
Contractual Obligations	Nature	Total	1 year	years	years	5 years
Service fee commitments	(a)	$804,992	$368,175	$436,817	$-	$-
Operating lease commitments	(b)	403,656	362,233	41,423	-	-
		$1,208,648	$730,408	$478,240	$-	$-

(a)	The Company has commitments to pay certain service fees to Stander Information Company Limited, as its service provider to provide technical services for operating systems, that comprise a monthly fixed amount and certain other fees as specified in the agreement.

(b)	The Company has leased offices and various low value items with various lease terms.

Bank guarantees

As of June 30, 2021, the Company had commitments with banks for bank guarantees in favor of government agencies and others of approximately $7,000,000.